Taxes (Details) - Schedule of components of provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of components of provision for income taxes [Abstract]
Current	$ 147	$ 324	$ 15
Deferred
Income tax expenses	$ 147	$ 324	$ 15